Annual Total Returns - Fidelity Freedom® 2050 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-08 - Fidelity Freedom® 2050 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2050 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.85%)
Annual Return 2019	25.48%
Annual Return 2020	18.36%